Significant Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Balance Sheet Components [Abstract]
SIGNIFICANT BALANCE SHEET COMPONENTS
5.	SIGNIFICANT BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses	$433	$1,200
Deposits	34	46
Other current assets	700	1,347
Total prepaid expenses and other current assets	$1,167	$2,593

The Company has recorded $0.5 million and $1.2 million of Employee Retention Credits (“ERC”) as other current assets, which are included in prepaid expenses and other current assets in the interim condensed consolidated balance sheets at June 30, 2025 and December 31, 2024, respectively. Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the ERC is a refundable payroll tax credit for businesses and tax-exempt organizations that were affected during the COVID-19 pandemic. Eligible businesses, both for-profit and not-for-profit, that experienced a “significant” decline in gross receipts in any quarter (more than 50% decrease in 2020 from 2019, and more than 20% in 2022) could receive a quarterly refundable payroll tax credit. The Company believes it has reasonably assured qualification and submitted for refunds under the ERC program.

Property and Equipment, net

Property and equipment, net as of June 30, 2025 and December 31, 2024 consisted entirely of equipment.

Accumulated depreciation as of June 30, 2025 and December 31, 2024 was immaterial.

Depreciation expense for the three and six months ended June 30, 2025 and 2024 was immaterial. The depreciation expense is presented within operating expenses and is excluded from cost of revenue.

Other Non-Current Assets

Other non-current assets at June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses, non-current	$3,456	$3,474
Total other non-current assets	$3,456	$3,474

The prepaid expenses, non-current balance at June 30, 2025 and December 31, 2024 includes $3.0 million of the remaining balance of the upfront payment made by the Company in October 2022 for future technical services to be provided by Ginkgo Bioworks, Inc. (“Ginkgo”) (see Note 10 - Commitments and Contingencies).

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities at June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued professional services	$2,229	$2,091
Accrued payroll and benefits	168	205
Accrued interest expense	510	659
Other accrued expenses	414	544
Total accrued expenses and other current liabilities	$3,321	$3,499

Excise Tax Payable

During the second quarter of 2024, the Internal Revenue Service (“IRS”) issued final regulations with respect to the timing and payment of excise tax. Pursuant to those regulations, the Company was required to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024.

The Company did not pay its excise tax liability by October 31, 2024, and as of June 30, 2025, owed approximately $2.9 million in excise tax (the “Excise Tax Liability”). The Company is currently making estimated monthly payments over 72 months of $0.04 million to the IRS. As the Company is unable to pay its obligation in full, it is subject to additional interest and penalties which are currently estimated at 9% interest per annum and a 0.5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. The Company accrued $0.4 million and $0.5 million in interest and penalties as of June 30, 2025 and December 31, 2024, respectively, which has been recorded as part of accrued expenses and other current liabilities on the condensed consolidated balance sheets.

6. SIGNIFICANT BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Prepaid expenses	$1,200	$1,461
Deposits	46	149
Other current assets	1,347	1,893
Total prepaid expenses and other current assets	$2,593	$3,503

The Company has recorded $1.2 million and $1.8 million of Employee Retention Credits (“ERC”) as other current assets, which are included in prepaid expenses and other current assets in the consolidated balance sheets as of December 31, 2024 and 2023, respectively; and zero and $1.8 million in other income in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023, respectively. Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the ERC is a refundable payroll tax credit for businesses and tax-exempt organizations that were affected during the COVID-19 pandemic. Eligible businesses, both for-profit and not-for-profit, that experienced a “significant” decline in gross receipts in any quarter (more than 50% decrease in 2020 from 2019, and more than 20% in 2021) could receive a quarterly refundable payroll tax credit. The Company believes it has reasonably assured qualification and submitted for refunds under the ERC program.

Property and Equipment, net

Property and equipment, net as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Equipment	23	—
Total property and equipment	$23	$—
Less accumulated depreciation	(2)	—
Total property and equipment, net	$21	$—

Depreciation expense for the year ended December 31, 2024 was immaterial and for year ended December 31, 2023, was $1.1 million. The depreciation expense is presented within operating expenses. Depreciation expense is excluded from cost of revenue.

Other Non-Current Assets

Other non-current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Prepaid expenses, non-current	$3,474	$3,368
Total other non-current assets	$3,474	$3,368

The prepaid expenses, non-current balance as of December 31, 2024 and 2023 primarily represents the remaining balance of the upfront payment made by the Company in October 2022 for future technical services to be provided by Gingko Bioworks, Inc. (“Gingko”) (see Note 8 — Borrowings and Other Financing Arrangements).

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Accrued professional services	$2,091	$714
Accrued payroll and benefits	205	304
Accrued interest expense	659	9
Other accrued expenses	544	26
Total accrued expenses and other current liabilities	$3,499	$1,053